Schedule I - Condensed Financial Information of Dryships Inc. - Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Year ending December 31,
2013	$ 1,118,005
2014	876,667
2015	176,667
2016	1,110,000
Total principal payments	4,548,839	4,434,018
Less: Financing fees and equity component of notes	(162,124)	(192,183)
Total debt	4,386,715	4,241,835
Dryships Inc.
Year ending December 31,
2013	271,570
2014	700,000
Total principal payments	971,570
Less: Financing fees and equity component of notes	(101,134)
Total debt	$ 870,436